General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - Selling, general and administrative expense [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Line Items]
Payroll and related expenses	$ 1,568	$ 1,670	$ 1,678
Share-based payment	402	483	585
Professional fees	2,100	3,978	4,247
Other	336	530	329
General and administrative expenses	$ 4,406	$ 6,661	$ 6,839